Related Party Transactions and Party In Interest Transactions (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in Zurn Elkay Master Trust	$ 281,117,161	$ 274,500,902
Common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	469,323	425,193
Investments, fair value	$ 21,818,826	$ 0
Investment in Zurn Elkay Master Trust		$ 15,859,699